Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	15 years
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	39.20%	42.00%
Average CAPEX intensity	16.80%	18.40%
Perpetual growth rate	1.00%	1.50%
WACC rate after tax	11.50%	10.70%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	35.70%	34.10%
Average CAPEX intensity	17.70%	17.70%
Perpetual growth rate	2.00%	1.90%
WACC rate after tax	8.30%	8.60%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	32.90%	36.30%
Average CAPEX intensity	17.80%	23.30%
Perpetual growth rate	2.00%	1.90%
WACC rate after tax	12.10%	10.10%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	35.40%	33.40%
Average CAPEX intensity	14.00%	15.20%
Perpetual growth rate	1.00%	0.80%
WACC rate after tax	13.80%	10.70%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	45.60%	33.70%
Average CAPEX intensity	15.90%	16.20%
Perpetual growth rate	3.00%	2.00%
WACC rate after tax	13.80%	10.90%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	48.20%	42.60%
Average CAPEX intensity	17.50%	14.80%
Perpetual growth rate	1.00%	1.50%
WACC rate after tax	7.60%	8.30%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	44.30%	46.90%
Average CAPEX intensity	15.60%	16.00%
Perpetual growth rate	1.00%	1.60%
WACC rate after tax	8.40%	9.00%
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	39.50%	31.20%
Average CAPEX intensity	11.70%	12.20%
Perpetual growth rate	1.00%	1.50%
WACC rate after tax	13.80%	14.40%
Perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital and perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital, measurement input | Colombia | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	0.85%
Weighted average cost of capital, measurement input | El Salvador | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	0.86%
Weighted average cost of capital, measurement input | Nicaragua | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	0.57%
EBITDA Margin, Measurement Input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	2.00%
EBITDA Margin, Measurement Input | Colombia | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	(1.60%)
EBITDA Margin, Measurement Input | El Salvador | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	(1.47%)
EBITDA Margin, Measurement Input | Nicaragua | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	(1.83%)